Share-Based Payments - Share Based Options by Exercise Price (Details) shares in Thousands	Dec. 31, 2017 CAD shares year	Dec. 31, 2016 CAD shares	Dec. 31, 2015 CAD shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (thousands) | shares	3,008	3,397	4,809
Weighted average remaining contractual life (years) | year	5.41
Weighted average exercise price (in CAD per share)	CAD 33.88	CAD 34.19	CAD 34.79
$18.00 to $24.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (thousands) | shares	732
Weighted average remaining contractual life (years) | year	3.44
Weighted average exercise price (in CAD per share)	CAD 21.18
$18.00 to $24.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	18.00
$18.00 to $24.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	CAD 24.00
$24.01 to $30.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (thousands) | shares	364
Weighted average remaining contractual life (years) | year	4.75
Weighted average exercise price (in CAD per share)	CAD 27.80
$24.01 to $30.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	24.01
$24.01 to $30.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	CAD 30
$30.01 to $35.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (thousands) | shares	388
Weighted average remaining contractual life (years) | year	2.70
Weighted average exercise price (in CAD per share)	CAD 31.01
$30.01 to $35.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	30.01
$30.01 to $35.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	CAD 35
$35.01 to $45.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (thousands) | shares	1,050
Weighted average remaining contractual life (years) | year	7.24
Weighted average exercise price (in CAD per share)	CAD 39.47
$35.01 to $45.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	35.01
$35.01 to $45.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	CAD 45
$45.01 to $49.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (thousands) | shares	474
Weighted average remaining contractual life (years) | year	7.16
Weighted average exercise price (in CAD per share)	CAD 48.15
$45.01 to $49.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	45.01
$45.01 to $49.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	CAD 49